Provisions and other non-current liabilities - Asset retirement obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Asset Retirement Obligation
Discount rate for valuation of asset retirement obligation (as a percent)	3.00%	4.50%	4.50%
Inflation rate for valuation of asset retirement obligation (as a percent)	1.50%	2.00%	2.00%
Asset retirement obligations
Asset Retirement Obligation
Potential change in discount rate (as a percent)	0.50%
Increase in asset retirement obligation for decrease in discount rate	$ 1,442
Impact on following year's net income for decrease in discount rate	(78)
Changes in the asset retirement obligation
Balance as of the beginning of the period	14,492	$ 14,286	$ 12,240
Accretion	607	639	530
Revision in estimates	526	(601)	(458)
New obligations	87	567	811
Spending on existing obligations	(519)	(460)	(320)
Currency translation adjustment	284	47	(364)
Other	(109)	14	1,847
Balance as of the end of the period	$ 15,368	$ 14,492	$ 14,286